Income Taxes - Components of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Current Tax Provision Federal - Taxable income
Total current tax provisions
Deferred Tax Provision, Federal - Loss carry forwards		6,838	143,510
Change in valuation allowance		(6,838)	143,510
Total deferred tax provisions